Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 17 .4%
$ 205,000
Ally Auto Receivables Trust , Series 2022-3,
Class A4 , 5.070% , 6/15/31 ..........
$ 205,754
425,000
ARI Fleet Lease Trust , Series 2023-B,
Class A2 , 6.050% , 7/15/32 (a) ........
429,768
975,000
Avis Budget Rental Car Funding AESOP,
LLC , Series 2020-2A, Class A , 2.020% ,
2/20/27 (a) .....................
909,713
590,000
Avis Budget Rental Car Funding AESOP,
LLC , Series 2023-3A, Class A , 5.440% ,
2/22/28 (a) .....................
595,125
1,159,000
CarMax Auto Owner Trust , Series 2022-4,
Class A3 , 5.340% , 8/16/27 ..........
1,162,436
242,709
Carvana Auto Receivables Trust , Series
2021-P2, Class A3 , 0.490% , 3/10/26 ...
238,875
407,974
Chesapeake Funding II, LLC , Series 2021-
1A, Class A1 , 0.470% , 4/15/33 (a) .....
399,282
125
Citicorp Residential Mortgage Trust ,
STEP, Series 2007-2, Class A6 , 4.579% ,
6/25/37 .......................
124
1,183,000
Enterprise Fleet Financing, LLC , Series
2023-1, Class A3 , 5.420% , 10/22/29 (a) .
1,194,788
750,000
Ford Credit Auto Owner Trust 2020-
REV2 , Series 2020-2, Class A , 1.060% ,
4/15/33 (a) .....................
699,312
1,288,000
Hertz Vehicle Financing III L.P. , Series
2021-2A, Class A , 1.680% , 12/27/27 (a)
1,166,931
490,000
Hertz Vehicle Financing, LLC , Series
2021-1A, Class A , 1.210% , 12/26/25 (a)
473,000
1,078,000
OneMain Direct Auto Receivables Trust
2019-1 , Series 2019-1A, Class A ,
3.630% , 9/14/27 (a) ...............
1,055,599
890,000
OneMain Direct Auto Receivables Trust
2023-1 , Series 2023-1A, Class A ,
5.410% , 11/14/29 (a) ..............
893,009
775,000
OneMain Financial Issuance Trust 2022-
2 , Series 2022-2A, Class A , 4.890% ,
10/14/34 (a) .....................
765,147
700,000
OneMain Financial Issuance Trust 2022-
3 , Series 2022-3A, Class A , 5.940% ,
5/15/34 (a) .....................
701,657
600,000
Santander Drive Auto Receivables Trust ,
Series 2022-7, Class A3 , 5.750% ,
4/15/27 .......................
600,127
810,000
Synchrony Card Funding, LLC , Series
2023-A1, Class A , 5.540% , 7/15/29 ...
823,259
627,144
Wheels SPV 2, LLC , Series 2020-1A,
Class A3 , 0.620% , 8/20/29 (a) ........
621,299
1,400,000
World Omni Select Auto Trust , Series
2023-A, Class A3 , 5.650% , 7/17/28 ...
1,410,198
Total Asset Backed Securities
(Cost $ 14,303,897 ) ............... 14,345,403
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 2 .4%
$ 689,715
Chase Home Lending Mortgage Trust ,
Series 2019-ATR2, Class A3 , 3.500% ,
7/25/49 (a) (b) ...................
$ 609,387
36,858
Fannie Mae , Series 2012-152, Class PC ,
1.750% , 8/25/42 .................
35,966
453,651
Fannie Mae , Series 2013-35, Class CB ,
2.000% , 2/25/43 .................
427,118
27,720
Fannie Mae , Series 2013-72, Class NA ,
2.500% , 8/25/42 .................
26,712
304,077
Fannie Mae , Series 2015-71, Class PD ,
2.500% , 3/25/43 .................
294,140
249,408
Fannie Mae , Series 2016-100, Class DA ,
3.000% , 2/25/43 .................
238,560
354,254
Freddie Mac , Series 4828, Class QA ,
3.500% , 3/15/47 .................
340,761
Total Collateralized Mortgage Obligations
(Cost $ 2,136,847 ) ................ 1,972,644
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 7 .2%
434,500
BX Commercial Mortgage Trust ,
Series 2021-ACNT, Class C , 6.976% ,
(TSFR1M plus 1.61%) , 11/15/38 (a) (c) .
426,046
326,500
BX Commercial Mortgage Trust , Series
2021-CIP, Class B , 6.747% , (TSFR1M
plus 1.39%) , 12/15/38 (a) (c) .........
319,534
395,241
BX Trust , Series 2021-RISE, Class
C , 6.926% , (TSFR1M plus 1.56%) ,
11/15/36 (a) (c) ...................
387,304
576,473
COMM Mortgage Trust , Series 2014-
LC15, Class A4 , 4.006% , 4/10/47 .....
575,315
394,041
ELP Commercial Mortgage Trust , Series
2021-ELP, Class C , 6.796% , (TSFR1M
plus 1.43%) , 11/15/38 (a) (c) .........
385,138
25,780
GS Mortgage Securities Trust , Series 2010-
C1, Class B , 5.148% , 8/10/43 (a) ......
25,486
69,889
GS Mortgage Securities Trust , Series 2014-
GC24, Class AAB , 3.650% , 9/10/47 ...
69,405
1,000,000
JP Morgan Chase Commercial Mortgage
Securities Trust , Series 2014-C20, Class
A5 , 3.805% , 7/15/47 ..............
988,473
300,000
JPMBB Commercial Mortgage Securities
Trust , Series 2014-C23, Class A5 ,
3.934% , 9/15/47 .................
294,881
1,121,000
Morgan Stanley Bank of America Merrill
Lynch Trust , Series 2014-C18, Class A4 ,
3.923% , 10/15/47 ................
1,099,230
616,219
OPG Trust , Series 2021-PORT, Class
C , 6.308% , (TSFR1M plus 0.95%) ,
10/15/36 (a) (c) ...................
598,425
265,329
SMR Mortgage Trust , Series 2022-IND,
Class A , 7.012% , (TSFR1M plus 1.65%) ,
2/15/39 (a) (c) ...................
251,063

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 500,000
WFRBS Commercial Mortgage Trust ,
Series 2014-C21, Class A5 , 3.678% ,
8/15/47 .......................
$ 491,614
Total Commercial Mortgage-Backed
Securities
(Cost $ 5,965,935 ) ................ 5,911,914
CORPORATE BONDS — 63 .1%
Aerospace & Defense — 1 .1%
280,000
RTX Corp. , 5.000% , 2/27/26 .......... 281,203
643,000
RTX Corp. , 5.750% , 11/8/26 .......... 660,445
941,648
Automobiles — 3 .6%
540,000
Ford Motor Credit Co., LLC , 2.300% ,
2/10/25 (d) ..................... 519,356
681,000
General Motors Financial Co., Inc. ,
5.400% , 4/6/26 .................. 685,667
610,000
Mercedes-Benz Finance North America,
LLC , 4.800% , 3/30/26 (a) ........... 610,463
442,000
O'Reilly Automotive, Inc. , 5.750% ,
11/20/26 (d) .................... 452,786
672,000
Toyota Motor Credit Corp. , 4.450% ,
5/18/26 ....................... 671,162
2,939,434
Banks — 15 .2%
688,000
Bank of New York Mellon Corp. (The) ,
4.947% , (SOFR plus 1.03%) , 4/26/27 (e) 688,378
668,000
Canadian Imperial Bank of Commerce ,
5.926% , 10/2/26 ................. 687,585
650,000
Citibank NA , 5.488% , 12/4/26 ......... 662,008
750,000
Citizens Bank NA , BKNT , 4.119% , (SOFR
plus 1.40%) , 5/23/25 (e) ............ 731,967
550,000
Cooperatieve Rabobank UA , 5.500% ,
10/5/26 ....................... 562,860
535,000
Fifth Third Bank NA , 5.852% ,
(SOFRINDX plus 1.23%) , 10/27/25 (e) . 533,591
650,000
Huntington National Bank (The) , 4.008% ,
(SOFR plus 1.21%) , 5/16/25 (e) ...... 640,371
710,000
ING Groep NV , 6.083% , (SOFR plus
1.56%) , 9/11/27 (e) ............... 724,905
525,000
KeyBank NA , 4.700% , 1/26/26 ........ 512,878
650,000
Macquarie Bank, Ltd. , 5.391% , 12/7/26 (a) 658,872
943,000
Morgan Stanley , MTN , 1.164% , (SOFR
plus 0.56%) , 10/21/25 (e) ........... 907,624
855,000
National Securities Clearing Corp. ,
0.750% , 12/7/25 (a) ............... 791,721
650,000
NatWest Markets PLC , 6.186% , (SOFR
plus 0.76%) , 9/29/26 (a) (c) .......... 639,508
725,000
PNC Financial Services Group, Inc. (The) ,
4.758% , (SOFRINDX plus 1.09%) ,
1/26/27 (e) ..................... 719,589
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 125,000
Royal Bank of Canada , GMTN , 4.875% ,
1/12/26 (d) ..................... $ 125,280
750,000
Sumitomo Mitsui Trust Bank, Ltd. ,
5.650% , 3/9/26 (a) ................ 760,099
750,000
Svenska Handelsbanken AB , 5.250% ,
6/15/26 (a) ..................... 756,378
800,000
Toronto-Dominion Bank (The) , MTN ,
1.200% , 6/3/26 .................. 734,733
650,000
Wells Fargo Bank NA , 5.254% , 12/11/26 . 658,235
12,496,582
Beverages — 0 .7%
600,000
Diageo Capital PLC , 5.375% , 10/5/26 ... 613,269
Chemicals — 0 .8%
696,000
NOVA Chemicals Corp. , 4.875% , 6/1/24 (a) 689,917
Commercial Services & Supplies — 0 .7%
554,000
GFL Environmental, Inc. , 4.250% ,
6/1/25 (a) ...................... 545,821
Consumer Staples Distribution & Retail — 0 .8%
675,000
Cargill, Inc. , 4.500% , 6/24/26 (a) ....... 673,906
Diversified REITs — 1 .2%
502,000
Ladder Capital Finance Holdings LLLP/
Ladder Capital Finance Corp. , 5.250% ,
10/1/25 (a) ..................... 495,208
518,000
Starwood Property Trust, Inc. , 3.750% ,
12/31/24 (a) ..................... 508,251
1,003,459
Diversified Telecommunication Services — 1 .7%
747,000
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC , 5.152% , 3/20/28 (a) ........... 744,001
650,000
Sprint, LLC , 7.625% , 3/1/26 .......... 678,742
1,422,743
Electric Utilities — 5 .8%
263,000
Ameren Corp. , 5.700% , 12/1/26 ....... 269,254
770,000
CenterPoint Energy, Inc. , 5.250% , 8/10/26 776,921
300,000
Korea East-West Power Co., Ltd. , 3.600% ,
5/6/25 (a) ...................... 294,334
650,000
NextEra Energy Capital Holdings, Inc. ,
5.749% , 9/1/25 .................. 656,387
390,000
NextEra Energy Capital Holdings, Inc. ,
6.051% , 3/1/25 .................. 393,522
275,000
Public Service Electric & Gas Co. , MTN ,
2.250% , 9/15/26 ................. 259,378
795,000
Puget Energy, Inc. , 3.650% , 5/15/25 .... 774,682
694,000
Sempra , 3.300% , 4/1/25 ............. 677,196
690,000
Southern California Edison Co. , 4.900% ,
6/1/26 ........................ 693,009
4,794,683

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Energy Equipment & Services — 3 .6%
$ 750,000
Energy Transfer L.P. , 5.750% , 4/1/25 .... $ 750,300
652,000
Energy Transfer L.P. , 6.050% , 12/1/26 ... 670,083
800,000
NuStar Logistics L.P. , 5.750% , 10/1/25 .. 794,000
716,000
Williams Cos., Inc. (The) , 5.400% , 3/2/26 723,498
2,937,881
Entertainment — 0 .6%
525,000
Mattel, Inc. , 3.375% , 4/1/26 (a) ........ 499,319
Financial Services — 4 .9%
600,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust , 6.100% , 1/15/27 . 613,098
682,000
Ally Financial, Inc. , 5.750% , 11/20/25 ... 680,110
676,000
American Express Co. , 4.900% , 2/13/26 . 677,843
667,000
Charles Schwab Corp. (The) , 5.875% ,
8/24/26 ....................... 684,246
770,000
Lloyds Banking Group PLC , 5.985% ,
(1-Year Treasury Constant Maturity plus
1.48%) , 8/7/27 (b) ................ 783,864
235,000
OneMain Finance Corp. , 6.875% , 3/15/25 237,886
400,000
UBS Group AG , 4.125% , 4/15/26 (a) .... 390,409
4,067,456
Gas Utilities — 1 .0%
334,000
National Rural Utilities Cooperative
Finance Corp. , 4.450% , 3/13/26 ...... 333,390
500,000
National Rural Utilities Cooperative
Finance Corp. , MTN , 5.600% , 11/13/26 513,271
846,661
Ground Transportation — 0 .6%
525,000
Union Pacific Corp. , 2.750% , 3/1/26 .... 505,627
Health Care Providers & Services — 1 .4%
672,000
Pfizer Investment Enterprises Pte, Ltd. ,
4.450% , 5/19/26 ................. 670,372
470,000
Roche Holdings, Inc. , 5.265% , 11/13/26 (a) 480,541
1,150,913
Hotels, Restaurants & Leisure — 0 .1%
86,000
Prime Security Services Borrower, LLC/
Prime Finance, Inc. , 5.250% , 4/15/24 (a) 85,258
Household Products — 0 .8%
668,000
Kenvue, Inc. , 5.350% , 3/22/26 ......... 679,287
Insurance — 6 .6%
675,000
Apollo Management Holdings L.P. ,
4.400% , 5/27/26 (a) ............... 661,506
666,000
Corebridge Global Funding , 5.750% ,
7/2/26 (a) ...................... 674,715
825,000
F&G Global Funding , 0.900% , 9/20/24 (a) 794,070
730,000
GA Global Funding Trust , 0.800% ,
9/13/24 (a) ..................... 701,454
625,000
Jackson National Life Global Funding ,
3.875% , 6/11/25 (a) ............... 607,142
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Insurance — (continued)
$ 620,000
Metropolitan Life Global Funding I ,
5.000% , 1/6/26 (a) ................ $ 622,280
669,000
New York Life Global Funding , 5.450% ,
9/18/26 (a) ..................... 684,073
725,000
Reliance Standard Life Global Funding II ,
5.243% , 2/2/26 (a) ................ 718,744
5,463,984
Internet & Direct Marketing Retail — 1 .0%
850,000
Amazon.com, Inc. , 1.000% , 5/12/26 .... 785,530
Media — 1 .6%
512,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital , 6.150% , 11/10/26 .......... 523,223
800,000
Gray Television, Inc. , 5.875% , 7/15/26 (a) . 780,032
1,303,255
Metals & Mining — 0 .7%
561,000
Cleveland-Cliffs, Inc. , 6.750% , 3/15/26 (a) 562,060
Oil, Gas & Consumable Fuels — 3 .3%
586,000
HF Sinclair Corp. , 6.375% , 4/15/27 (a) ... 590,876
700,000
Occidental Petroleum Corp. , 5.550% ,
3/15/26 ....................... 705,061
720,000
Pioneer Natural Resources Co. , 5.100% ,
3/29/26 ....................... 725,491
750,000
Shell International Finance BV , 2.875% ,
5/10/26 ....................... 722,192
2,743,620
Semiconductors & Semiconductor Equipment
— 1 .8%
803,000
Microchip Technology, Inc. , 4.250% ,
9/1/25 ........................ 791,042
674,000
NXP BV/NXP Funding, LLC , 5.350% ,
3/1/26 ........................ 677,704
1,468,746
Software — 1 .3%
375,000
Oracle Corp. , 5.800% , 11/10/25 ....... 380,929
680,000
Take-Two Interactive Software, Inc. ,
5.000% , 3/28/26 ................. 683,301
1,064,230
Specialty Retail — 1 .4%
464,000
Home Depot, Inc. (The) , 4.950% , 9/30/26 470,845
681,000
Lowe's Cos., Inc. , 4.800% , 4/1/26 ...... 681,727
1,152,572
Tobacco — 0 .8%
674,000
Philip Morris International, Inc. , 4.875% ,
2/13/26 ....................... 676,574
Total Corporate Bonds
(Cost $ 52,042,366 ) ............... 52,114,435

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
MUNICIPAL BONDS — 4 .2%
California — 0 .9%
$ 750,000
University of California , Current
Refunding, Taxable Revenue Bonds,
Series AX , Callable 4/1/25 @ 100 ,
3.063% , 7/1/25 .................. $ 731,857
Connecticut — 0 .6%
525,000
State of Connecticut , Miscellaneous
Purposes Revenue, Taxable Revenue
G.O., Series A , 5.050% , 5/15/26 ...... 532,229
Hawaii — 0 .3%
240,000
State of Hawaii , HI, Public Improvements,
Cash Flow Management G.O. , 0.802% ,
10/1/24 ....................... 232,690
Illinois — 0 .9%
805,000
Sales Tax Securitization Corp. , Current
Refunding, Taxable Revenue Bonds,
Series B , 4.558% , 1/1/26 ........... 800,556
Massachusetts — 1 .3%
1,085,000
Commonwealth of Massachusetts , Cash
Flow Management, Taxable Revenue
Bonds, Series A , 3.670% , 1/15/26 ..... 1,068,823
Texas — 0 .2%
140,000
Dallas Fort Worth International Airport ,
Current Refunding, Taxable Revenue
Bonds, Series A , 4.738% , 11/1/26 (d) .. 140,676
Total Municipal Bonds
(Cost $ 3,522,156 ) ................ 3,506,831
U.S. GOVERNMENT AGENCIES — 1 .0%
Federal Home Loan Banks
—
1 .0%
900,000
0.500% , 9/22/25 ................... 841,331
Total U.S. Government Agencies
(Cost $ 836,532 ) ................. 841,331
U.S. TREASURY NOTES — 1 .3%
1,050,000
4.625% , 9/15/26 ................. 1,065,053
Total U.S. Treasury Notes
(Cost $ 1,046,433 ) ................ 1,065,053
Shares Fair Value
MONEY MARKET FUND — 2 .7%
2,216,469
Federated Treasury Obligations Fund ,
Institutional Shares , 5.22% (f) ........
$ 2,216,469
Total Money Market Fund
(Cost $ 2,216,469 ) ................ 2,216,469
Total Investments — 99 .3%
(Cost $ 82,070,635 ) ............................ 81,974,080
Net Other Assets (Liabilities) — 0 .7% ............... 539,939
NET ASSETS — 100.0% .......................
$ 82,514,019
(a) Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2023. The maturity date reflected is the final maturity date.
(c) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2023. The maturity date reflected is the final maturity date.
(d) All or a portion of the securities are held in a separate collateral account at US Bank.
(e) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f) Represents the current yield as of report date.
BKNT Bank Note
GMTN Global Medium Term Note
G.O. General Obligation
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund
December 31, 2023 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Short Duration Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2023 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund — (continued)
December 31, 2023 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2023 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Short Duration Bond Fund ............. $ 2,216,469 (a) $ 79,757,611 (b) $ — $ 81,974,080
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund — (continued)
December 31, 2023 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.